Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Re-measurement gain relating to pre-existing equity interest | ¥			¥ 123
Purchase consideration	¥ 326	$ 51	3,500	¥ 1,200
Goodwill	22,605		22,248	18,250	$ 3,547
Business Combinations 2021 | JOYY [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 1,900
Other non-current assets					100
Restricted cash					1,600
Business Combinations
Business Acquisition [Line Items]
Goodwill	¥ 357		¥ 4,000	¥ 978	$ 56